SHORT TERM NOTES AND CONVERTIBLE DEBT (Details - Note payable) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Note Payable	$ 862,500	$ 2,594,118
Warrants	0	(557,582)
Derivative	(34,475)	(235,628)
Deferred financing costs	(50,938)	(675,184)
Total notes payable discount	(85,413)	(1,468,394)
Note payable, net of discount	$ 777,087	$ 1,125,724